Investments (excluding Consolidated Investment Entities) - OTTI OCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Balance, beginning	$ 114.7	$ 133.9	$ 304.6
Additional credit impairments:
On securities not previously impaired	3.5	9.5	10.3
On securities previously impaired	8.1	17.1	17.0
Reductions:
Securities intent impaired	0	0	38.2
Securities sold, matured, prepaid or paid down	(23.5)	45.8	159.8
Balance, ending	$ 102.8	$ 114.7	$ 133.9